Income Tax (Tables)	12 Months Ended
Dec. 31, 2014
Income Tax
Schedule of income (loss) before income taxes

	Years Ended December 31,
	2012	2013	2014
	$	$	$
Income (loss) before income taxes:
The PRC	(32,340,085)	125,404,634	107,163,481
Outside of the PRC	(37,916,141)	(63,455,200)	(43,760,332)

Total	(70,256,226)	61,949,434	63,403,149

Schedule of expense (benefit) for income taxes

	Years Ended December 31,
	2012	2013	2014
	$	$	$
Current Tax
The PRC	16,813,520	44,386,281	26,698,260
Outside of the PRC	—	35,774	69,645

	16,813,520	44,422,055	26,767,905

Deferred Tax
The PRC	(15,644,866)	(30,745,061)	(11,867,112)
Outside of the PRC	—	—	—

	(15,644,866)	(30,745,061)	(11,867,112)

Income tax expense	1,168,654	13,676,994	14,900,793

Schedule of principal components of the deferred income tax assets/ liabilities

	As of December 31,
	2013	2014
	$	$
Deferred tax assets:
Accrued salary expenses	24,396,931	28,416,464
Bad debt provision	19,233,885	11,378,650
Net operating loss carry forwards	23,846,831	37,530,099
Advertising expenses temporarily non-deductible	19,970,491	21,707,365
Other	71,177	463,286

Gross deferred tax assets	87,519,315	99,495,864
Valuation allowance	(11,237,880)	(13,336,847)

Total deferred tax assets	76,281,435	86,159,017

Analysis as:
Current	66,331,906	64,804,392
Non-current	9,949,529	21,354,625

Deferred tax liabilities:
Amortization of intangible and other assets	29,900,565	28,203,218

Total deferred tax liabilities	29,900,565	28,203,218

Analysis as:
Current	—	—
Non-current	29,900,565	28,203,218

Schedule of movement of the valuation allowance

	Years Ended December 31,
	2012	2013	2014
	$	$	$
Balance as of January 1,	689,076	7,324,717	11,237,880
Additions	6,625,864	3,631,241	2,646,753
Write off	—	—	(302,750)
Changes due to foreign exchange	9,777	281,922	(245,036)
Balance as of December 31,	7,324,717	11,237,880	13,336,847

Schedule of reconciliation between the provision for income tax computed by applying the statutory tax rate to income before income taxes and the actual provision for income taxes

	Years Ended December 31,
	2012	2013	2014
	$	$	$
PRC income tax rate	25.00%	25.00%	25.00%
Expenses not deductible for tax purposes	(14.86)%	13.60%	10.92%
Effect of tax preference	(1.91)%	(17.16)%	(20.31)%
Effect of different tax rate of subsidiary operation in other jurisdiction	(2.14)%	(1.47)%	2.45%
Valuation allowance movement	(9.48)%	5.86%	4.17%
Effect of different tax rate of DTA and DTL applied	0.55%	(3.22)%	2.99%
Others	1.18%	(0.53)%	(1.72)%

	(1.66)%	22.08%	23.50%

Summary of aggregate amount and per share effect of the tax holiday
	Years Ended December 31,
	2012	2013	2014
	$	$	$
The aggregate dollar effect	(1,336,133)	10,628,117	12,875,656
Per share effect — basic	(0.01)	0.08	0.09
Per share effect — diluted	(0.01)	0.08	0.09